Note 4 - Intangible Assets (Details Textual) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Capitalized development costs relating to revenue generating technology	$ 3,737,030	$ 1,259,165